Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on plan assets	$ 761	$ 626
Pension plan [member]
Disclosure of defined benefit plans [line items]
Demographic assumptions	(1)	148
Financial assumptions	798	(327)	$ (1,133)
Experience assumptions	(106)	(59)	(45)
Net actuarial gains (losses) on plan assets	479	349	965
Changes in asset ceiling excluding interest income		(1)	(5)
Net remeasurement gains (losses) recognized in OCI	1,170	110	(218)
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Demographic assumptions	16	13
Financial assumptions	42	(26)	(78)
Experience assumptions	6	7	1
Net remeasurement gains (losses) recognized in OCI	$ 64	$ (6)	$ (77)